Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	1 Months Ended					3 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Oct. 31, 2020	Sep. 30, 2020	Feb. 28, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2021	Mar. 31, 2020
Warrants to purchase common stock			16,667		53,333		53,333		16,667	26,667
Convertible promissory note					$ 1,480,000		$ 1,480,000	$ 767,500		$ 1,040,000.00
Purchase of software and equipment								6,300,000		1,600,000
Stock issued during the period new issued									32,887
Fair value of warrants					$ 18,040		$ 18,040
Number of shares issued for services, value										$ 110,160
Right of use assets operating lease liabilities								896,505			$ 1,000,000
Shares issued for acquisition, value								5,436,456
Increase in accounts payable and other payable								1,400,000
Noncash transactions, value								830,000
Taoping New Media Co., Ltd [Member]
Shares issued for acquisition		1,213,630
Shares issued for acquisition, value		$ 5,436,000
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Shares issued for acquisition	612,245
Shares issued for acquisition, value	$ 1,800,000
Consultants [Member]
Number of ordinary shares issued										40,000
Number of ordinary shares issued, value									$ 300,000	$ 110,000
Warrants to purchase common stock											15,000
Fair value of warrants											$ 73,000
Number of shares issued for services, value								$ 29,200
Consultants [Member] | Warrant [Member]
Number of ordinary shares issued										25,000
Non Restricted [Member]
Stock issued during the period new issued									72,000
Two Individual Investor [Member]
Warrants to purchase common stock												26,667
Convertible promissory note												$ 1,480,000
Fair value of warrants												$ 11,580
Employee [Member]
Stock issued during the period new issued							13,110
Option to purchsae shares								0	333,348	0
Number of shares issued for services, value							$ 65,000
Employee [Member] | 2016 Equity Incentive Plan [Member]
Option to purchsae shares					13,110
Holders [Member] | Convertible Promissory Note [Member]
Debt instrument principal amount				$ 1,089,833	$ 1,089,833
Debt instrument price per share				$ 2.40	$ 2.40		$ 2.40
Number of shares issued for debt connversion				454,097	454,097
Each of Two Holders [Member] | Convertible Promissory Note [Member]
Debt instrument principal amount			$ 383,875		$ 379,250
Debt instrument price per share			$ 2.565		$ 2.42		$ 2.42		$ 2.565
Number of shares issued for debt connversion			149,659		156,715
Other payable			$ 767,750						$ 767,750
Two Holders [Member] | Convertible Promissory Note [Member]
Number of shares issued for debt connversion						299,318